RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		49 Months Ended	52 Months Ended								12 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended		49 Months Ended	52 Months Ended	0 Months Ended	12 Months Ended				12 Months Ended				49 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Sep. 22, 2012	Sep. 19, 2012	Dec. 31, 2013 Notes Payable - Related Party	Mar. 31, 2014 Convertible Note	Dec. 31, 2013 Convertible Note		Dec. 31, 2013 Echo LLC	Dec. 31, 2012 Former Canterbury CEO	Dec. 31, 2013 Former Canterbury CEO	Jan. 31, 2013 Related Parties	Mar. 31, 2014 Related Parties	Mar. 31, 2013 Related Parties	Dec. 31, 2013 Related Parties	Dec. 31, 2012 Related Parties	Dec. 31, 2013 Related Parties	Mar. 31, 2014 Related Parties	May 30, 2012 Related Parties Notes Payable - Related Party	Dec. 31, 2012 Related Parties Notes Payable - Related Party	Dec. 31, 2013 Related Parties Convertible Note	Dec. 31, 2013 Related Parties Notes Payable - BK Trust	Dec. 31, 2012 Related Parties Notes Payable - BK Trust	Dec. 31, 2013 Holden Notes Payable - Related Party	Dec. 31, 2013 Clarke Notes Payable - Related Party	Dec. 31, 2013 Kennedy	Dec. 31, 2012 Kennedy	Dec. 31, 2013 Kennedy	Dec. 31, 2013 Shareholders [Member]	Dec. 31, 2013 Shareholders [Member]	Dec. 31, 2012 Shareholders [Member]	Jan. 31, 2013 Shareholders [Member] $2,000,000 Financing Agreement [Member]	Mar. 31, 2014 Shareholders [Member] $2,000,000 Financing Agreement [Member]	Dec. 31, 2013 Shareholders [Member] $2,000,000 Financing Agreement [Member]
Advances for working capital purposes																																	$ 111,603	$ 111,603
Common stock outstanding	91,577,278		87,796,524	75,000,000	87,796,524	91,577,278	75,000,000	22,500,000					52,500,000
Percentage of common stock owned													60.00%
Accounts payable - related party	27,073		27,073		27,073	27,073								97,693	97,693				27,073		27,073																27,073	27,073
Fees paid by the former Canterbury CEO related to the Exchange Agreement														91,761
Proceeds related party note				159,250	159,250	159,250																	12,000	12,000
Repayments of related party note				(159,250)	(159,250)	(159,250)																		12,000	50,000
Advance from related parties	111,603		111,603	100,000	111,603	111,603																											11,603	11,603
Notes payable from related parties																									50,000	100,000	30,000	100,000	11,000
Interest rate of related party note																									7.00%	21.00%		12.00%	12.00%
Warrants outstanding									100,000	161,240													24,000	24,000		100,000			22,000
Warrant exercise price									0.01	0.75	0.75	[1]											0.01	0.01				0.01	0.01
Shares callable by each warrant																								1		1		1
Warrants conversion price, based on debt outstanding																										$0.01 per share for every $10 outstanding
Shares to be issued on debt conversion	100,000		4,953,226																									200,000
Warrants to be issued on debt conversion			3,523,507																									150,000
Warrant term										18 months	18 months	[1]																18 months	5 years
Consulting fees																			290,932	528,291	1,017,238									0	0	47,100
Related party advance		23,000	11,603	100,000	111,603	111,603																											15,000	26,603	159,250
Interest expense associated with related parties																			70,782	22,549	95,018
Accrued interest on related party notes																			96,117	37,647	96,117
Overpayment on stock subscription																16,559																				16,559
Legal fees paid by related party																10,514																				10,514
Consultation fee expense - shareholders and directors																	30,000	70,000				1,037,238
Interest expense	45,205	4,458	70,782	22,549	95,018	140,223											45,205	4,458				140,223
Accrued interest																	$ 126,973		$ 96,117		$ 96,117	$ 126,973

[1]	The note contains a conversion feature which enables either the Company or the lender to convert the outstanding balance into common stock of the Company at a rate of one share per $0.35 of converted dollars. The conversion feature was not exercised by either party as of December 31, 2013. Upon conversion of the note, for every share issued to the lender, the lender will receive one additional warrant to purchase one share of the Company's common stock at a strike price of $0.75 with no vesting requirement and a term of 18 months. The two notes due January 1, 2014 were bought by a third party subsequent to year end. See Note 18.